Common Stock	12 Months Ended
Jun. 30, 2012
Common Stock [Text Block]
6.	Common Stock

Stock transactions for the year ended June 30, 2012:

(a)

On July 8, 2011, the Company issued 857,142 units at Cdn$0.35 per unit for proceeds of $312,272 (Cdn$300,000) to a company controlled by the CEO of the Company. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole share purchase warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until January 8, 2013. Subject to the terms and conditions of the warrants, the Company may accelerate the expiry date of the warrants if the Company’s shares close at a price equal to or greater than Cdn$0.60 for 10 consecutive trading days. If the Company elects to exercise its accelerated expiry date, the accelerated expiry date will be 30 days after the Company sends out the notice of acceleration. The fair value of the derivative liability associated with the share purchase warrants issued as part of the private placement was estimated at $89,267 using the Black-Scholes option-pricing model. Refer to Note 5.

(b)

On July 13, 2011, the Company issued 2,164,071 units at Cdn$0.35 per unit for total proceeds of $789,230 (Cdn$757,425) pursuant to a non-brokered private placement. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole share warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until January 13, 2013. Subject to the terms and conditions of the warrants, the Company may accelerate the expiry date of the warrants if the Company’s shares close at a price equal to or greater than Cdn$0.60 for 10 consecutive trading days. If the Company elects to exercise its accelerated expiry date, the accelerated expiry date will be 30 days after the Company sends out the notice of acceleration. Pursuant to the private placement, the Company recorded share issuance costs of $225,342 which consisted of cash payments of $200,959 and 129,844 agent’s compensation options granted with a fair value of $24,387. The agent’s compensation options were granted with an exercise price of Cdn$0.35 per unit. Each unit consisted of one share of common stock and one-half of one share purchase warrant with each whole share purchase warrant exercisable at Cdn$0.50 per share expiring on January 13, 2013. The fair value of these agent’s compensation options was estimated at the date of grant using the Black-Scholes option-pricing model assuming an expected life of 1.5 years, a risk- free rate of 0.27%, an expected volatility of 173%, and a 0% dividend yield. The weighted average fair value of the agent’s compensation options was $0.19 per option. The fair value of the derivative liability associated with the share purchase warrants issued as part of the private placement was estimated at $186,581 using the Black-Scholes option-pricing model. Refer to Note 5.

(c)	On January 19, 2012, the Company issued 150,000 shares of common stock with a fair value of $26,250 pursuant to an assignment agreement to acquire the Moonlight property. Refer to Note 3(f).

(d)	On February 16, 2012, the Company issued 150,000 shares of common stock with a fair value of $22,500 pursuant to an assignment agreement to acquire the Moonlight property. Refer to Note 3(f).

Stock transactions for the year ended June 30, 2011:

(a)

On November 24, 2010, the Company effected a 79-for-100 reverse stock split of the authorized, issued and outstanding common stock. As a result, the authorized share capital decreased from 166,666,666 shares of common stock with a par value of $0.00001 per share to 131,666,666 shares of common stock with a par value of $0.00001 per share. All share amounts have been retroactively adjusted for all periods presented.

(b)

On May 11, 2011, the Company issued 3,349,459 units at a price of Cdn$0.35 per unit for proceeds of $1,223,579. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until November 10, 2012.

(c)

On June 8, 2011, the Company issued 97,859 units at a price of Cdn$0.35 per unit for proceeds of $35,027. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until December 7, 2012.

(d)	During the year ended June 30, 2011, the Company received $300,000 which was included in common stock subscribed as at June 30, 2011.